N-4	Aug. 13, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Aug. 13, 2026
Amendment Flag	false
New York Life Premier Variable Annuity II
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective August 1, 2026, all references to The Putnam Advisory Company, LLC as a subadviser to the Putnam VT International Value Fund – Class IB were deleted and replaced with Templeton Asset Management Ltd.
New York Life Premier Variable Annuity II | Putnam VT International Value Fund - Class IB
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd
New York Life Premier Plus Variable Annuity II
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective August 1, 2026, all references to The Putnam Advisory Company, LLC as a subadviser to the Putnam VT International Value Fund – Class IB were deleted and replaced with Templeton Asset Management Ltd.
New York Life Premier Plus Variable Annuity II | Putnam VT International Value Fund - Class IB
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd